16. Related Parties (Annual) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
Related Parties
	September 30, 2022	December 31, 2021
Related Party payables
Luca Pasquini	$(161)	$(502)
Victor Salerno	(374,346)	(51,878)
	$(374,507)	$(52,380)

Related Party Receivables
Luca Pasquini	$—	$1,413

	December 31, 2021	December 31, 2020
Principal Outstanding
Opening balance	$—	$—
Additions	—	300,000
Repayment	—	(200,000)
Applied to warrant exercise	—	(100,000)
Settled by issuance of common shares	—	—
	—	—
Accrued Interest
Opening balance	—	—
Interest expense	—	22,521
Repayment	—	(14,465)
Applied to warrant exercise	—	(8,056)
Conversion to equity	—	—
	—	—
Promissory Notes Payable – Related Party	$—	$—

Related Parties - Deferred Purchase consideration, Related Party

Description	December 31, 2021	December 31, 2020
Principal Outstanding
Promissory notes due to related parties	$382,128	$1,279,430
Settled by the issuance of common shares	—	(482,978)
Repayment in cash	(385,121)	(471,554)
Foreign exchange movements	2,993	57,230
	—	382,128
Present value discount on future payments
Present value discount	(5,174)	(80,069)
Amortization	5,133	76,222
Foreign exchange movements	41	(1,327)
	—	(5,174)
Deferred purchase consideration, net	$—	$376,954

Related Party Receivables
	December 31, 2021	December 31, 2020
Related Party payables
Luca Pasquini	$(502)	$(565)
Victor Salerno	(51,878)	—
	(51,380)	$(565)

Related Party Receivables
Luca Pasquini	$1,413	$1,519